Stock Option Plans and Warrants to Purchase Common Stock - Schedule of shares available for grant under the 2015 plan (Details) - Grant 2015 Plan	12 Months Ended
Dec. 31, 2023 shares
Stock Option Plans and Warrants to Purchase Common Stock (Details) - Schedule of shares available for grant under the 2015 plan [Line Items]
Shares available for grant	5,988,368
Options granted	(45,715)
Options forfeited	937
Shares available for grant	5,943,590